Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 95.7%
Alabama – 1.8%
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	$18,615	$18,578,959

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	735	777,480

California – 84.7%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	3,850	3,262,349
Bay Area Toll Authority Series 2021 4.29% (MUNIPSA + 0.28%), 04/01/2056(b)	5,000	4,991,058
4.31% (MUNIPSA + 0.30%), 04/01/2056(b)	5,000	4,878,579
4.42% (MUNIPSA + 0.41%), 04/01/2056(b)	9,215	8,961,533
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,275,672
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,460,988
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	6,020	5,994,283
Series 2023 5.00%, 12/01/2053	9,590	10,006,316
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,405,811
Series 2023 5.00%, 07/01/2053	12,000	12,607,930
5.014% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,004,067
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(a)	935	802,843

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	$4,450	$3,422,301
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(a)	2,500	2,052,790
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)	3,390	2,523,719
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2037	510	510,595
4.00%, 06/01/2038	1,000	992,204
5.00%, 06/01/2027	800	848,219
5.00%, 06/01/2028	700	752,484
5.00%, 06/01/2030	500	551,767
5.00%, 06/01/2031	400	440,636
5.00%, 06/01/2032	300	329,700
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,250	2,249,594
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,619,028
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(a)	885	846,657
4.00%, 06/01/2031(a)	2,000	1,820,465
California Health Facilities Financing Authority Series 2013-A 5.00%, 07/01/2037 (Pre-refunded/ETM)	7,500	7,500,000
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,816,448
5.00%, 11/15/2028	6,000	6,296,731
5.00%, 11/15/2029	7,000	7,353,162
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,270,370
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2032	2,900	3,158,071
5.00%, 04/01/2033	2,000	2,175,919
5.00%, 04/01/2034	750	815,977
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2023	4,250	4,278,822
5.00%, 11/15/2029	1,280	1,387,355

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.36% (MUNIPSA + 0.35%), 08/01/2047(b)	$8,700	$8,600,850
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF) Series 2017 5.00%, 10/01/2024	5,000	5,131,049
Series 2018 5.00%, 10/01/2032	13,965	15,513,346
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(a)	20,000	19,915,392
7.75%, 01/01/2050(a)	1,000	997,169
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016 5.00%, 07/01/2026	2,370	2,480,959
Series 2016-B 5.00%, 07/01/2023 (Pre-refunded/ETM)	12,760	12,760,000
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,042,626
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2023	800	803,049
5.00%, 12/31/2024	250	253,207
5.00%, 12/31/2026	2,200	2,280,654
5.00%, 06/30/2029	1,050	1,111,532
5.00%, 12/31/2029	1,150	1,217,808
5.00%, 12/31/2031	1,930	2,038,720
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	5,250	5,190,254
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2027(a)	2,740	2,756,548
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2024(a)	1,335	1,350,528
5.00%, 07/01/2029(a)	3,400	3,553,937

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)	$1,500	$1,588,378
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(a)	1,305	1,203,621
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(a)	1,000	1,021,164
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(a)	850	866,351
5.25%, 08/01/2038(a)	500	501,143
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)	945	925,035
Series 2016-A 5.00%, 06/01/2031(a)	1,000	1,003,736
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	11,220	11,469,486
Series 2014-B 5.00%, 10/01/2029	4,445	4,549,467
Series 2017-H 5.00%, 04/01/2030	2,000	2,160,224
5.00%, 04/01/2031	2,000	2,160,764
5.00%, 04/01/2032	1,270	1,371,524
California State University Series 2014 5.00%, 11/01/2028 (Pre-refunded/ETM)	280	287,403
Series 2017-A 5.00%, 11/01/2033	5,620	6,079,542
Series 2020-A 5.00%, 11/01/2030	600	686,253
5.00%, 11/01/2031	400	457,433
Series 2020-D 1.49%, 11/01/2028	1,500	1,279,269
Series 2021-B 2.274%, 11/01/2034	7,000	5,437,541
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,268,280
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	758,427
5.00%, 04/01/2028	535	570,431

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(a)	$3,250	$3,198,279
Series 2019 5.00%, 06/01/2034(a)	755	745,603
5.00%, 06/01/2039(a)	1,800	1,748,009
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	4,566,363
Series 2016-A 5.00%, 12/01/2041(a)	2,000	1,968,202
Series 2018-A 5.00%, 12/01/2027(a)	250	255,955
5.00%, 12/01/2033(a)	1,000	1,018,866
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024(a)	60	59,811
5.00%, 07/01/2029(a)	685	686,223
City & County of San Francisco CA Series 2018-C 5.00%, 06/15/2025	4,235	4,323,817
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015-R 5.00%, 09/01/2024	3,970	3,982,140
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2023	3,000	3,017,796
City of Los Angeles CA Series 2023 5.00%, 06/27/2024(c)	31,000	31,514,120
City of Los Angeles Department of Airports Series 2017 5.00%, 05/15/2029	1,145	1,192,300
Series 2017-A 5.00%, 05/15/2028	1,440	1,518,326
5.00%, 05/15/2029	2,575	2,712,378
5.00%, 05/15/2031	1,275	1,344,285
Series 2018 5.00%, 05/15/2031	3,000	3,245,974
5.00%, 05/15/2035	1,190	1,261,810
Series 2018-C 5.00%, 05/15/2025	2,955	3,028,745
Series 2019 4.00%, 05/15/2044	4,205	4,101,919
Series 2019-A 5.00%, 05/15/2038	4,315	4,550,662
Series 2020-C 5.00%, 05/15/2031	5,000	5,491,332

	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2039	$2,655	$2,818,329
Series 2021 5.00%, 05/15/2030	5,020	5,511,371
5.00%, 05/15/2033	4,735	5,269,962
5.00%, 05/15/2033 (Pre-refunded/ETM)	265	298,751
5.00%, 05/15/2035	1,685	1,844,767
Series 2021-D 4.00%, 05/15/2040	2,165	2,139,451
Series 2022 4.00%, 05/15/2036	1,300	1,313,396
4.00%, 05/15/2041	1,100	1,084,182
5.00%, 05/15/2033	4,000	4,458,075
Series 2022-A 4.00%, 05/15/2041	6,160	6,071,419
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2027	2,000	2,090,189
5.00%, 08/01/2030	3,320	3,473,085
Series 2018-A 5.00%, 08/01/2031	2,785	3,112,814
City of Roseville CA (Fiddyment Ranch Community Facilities District No.1) Series 2017 5.00%, 09/01/2028	1,010	1,068,035
5.00%, 09/01/2030	1,295	1,359,451
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	995	1,032,998
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2025	3,600	3,627,710
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series A-2 4.00%, 08/01/2047(a)	1,650	1,381,828
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	1,000	839,046
Contra Costa Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 03/01/2030	1,250	1,352,041
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	3,625	3,774,058
County of Los Angeles CA Series 2023 5.00%, 06/28/2024(c)	35,000	35,620,319

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)	$3,500	$2,702,452
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	1,500	1,175,971
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	4,000	3,028,515
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	5,000	3,788,613
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(a)	3,755	3,281,361
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	1,000	801,541
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(a)	5,000	3,561,109
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)	2,480	1,910,983
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	2,000	1,587,290
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	3,000	2,261,367
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	4,000	2,872,294

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	$1,500	$989,749
Desert Sands Unified School District Series 2015 5.00%, 08/01/2038 (Pre-refunded/ETM)	1,510	1,573,629
Fontana Redevelopment Agency Successor Agency Series 2017-A 5.00%, 10/01/2031	1,750	1,905,268
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	1,889	1,866,201
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	1,000	1,030,237
Golden State Tobacco Securitization Corp. Series 2021 3.115%, 06/01/2038	2,500	1,944,018
3.85%, 06/01/2050	4,515	4,090,449
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	2,900	2,670,743
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2023	630	631,079
Long Beach Unified School District Series 2010-A 5.00%, 08/01/2025	1,000	1,001,276
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power PWR) Series 2019-B 5.00%, 07/01/2023	14,750	14,750,000
Los Angeles Department of Water & Power Power System Revenue Series 2014-B 5.00%, 07/01/2026	1,600	1,616,714
5.00%, 07/01/2027	2,190	2,212,130
Series 2014-C 5.00%, 07/01/2025	9,945	10,157,780
5.00%, 07/01/2026	11,725	11,969,697
Series 2015-E 5.00%, 07/01/2025	820	837,544
Series 2022 5.00%, 07/01/2042	3,000	3,327,265
Series 2022-B 5.00%, 07/01/2036	3,000	3,511,613
5.00%, 07/01/2040	2,800	3,165,943
Los Angeles Department of Water & Power System Revenue Series 2021-B 5.00%, 07/01/2041	4,800	5,312,633

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue Series 2018-A 5.00%, 07/01/2031	$1,345	$1,486,821
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034	2,000	2,121,179
Series 2014-C 5.00%, 07/01/2023	3,860	3,860,000
5.00%, 07/01/2027	10,365	10,559,935
Series 2016-A 5.00%, 07/01/2027	18,645	19,450,697
Series 2017-A 5.00%, 07/01/2023	6,905	6,905,000
5.00%, 07/01/2024	1,470	1,499,089
Series 2018-B 5.00%, 07/01/2029	9,020	9,942,884
Series 2018-M 3.00%, 07/01/2023	1,550	1,550,000
Metropolitan Water District of Southern California Series 2021-D 4.15% (MUNIPSA + 0.14%), 07/01/2037(b)	2,900	2,897,143
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	1,650	1,791,010
5.00%, 04/01/2034	1,100	1,191,276
5.00%, 04/01/2035	1,150	1,237,110
Natomas Unified School District BAM Series 2014 5.00%, 08/01/2023	1,930	1,932,293
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2024	1,600	1,632,986
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2023	1,575	1,576,836
Series 2016 5.00%, 08/01/2030	1,420	1,511,490
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017-A 5.00%, 10/01/2024	1,000	1,022,030
Peralta Community College District Series 2014-A 5.00%, 08/01/2028	1,820	1,851,533
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016-A 5.00%, 09/01/2027	2,785	2,936,901
Port of Los Angeles Series 2014-A 5.00%, 08/01/2026	1,000	1,015,412
5.00%, 08/01/2027	1,565	1,587,876
Port of Oakland Series 2021 5.00%, 05/01/2025	4,800	4,920,528

	Principal Amount (000)	U.S. $ Value

River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 4.50%, 09/01/2037	$2,905	$2,776,815
5.00%, 09/01/2042	2,510	2,406,104
Riverside County Public Financing Authority Series 2015 5.00%, 11/01/2028 (Pre-refunded/ETM)	3,395	3,557,428
Romoland School District Series 2015 5.00%, 09/01/2023	955	956,486
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.252% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	5,700	5,095,665
San Diego County Regional Airport Authority Series 2013-B 5.00%, 07/01/2043 (Pre-refunded/ETM)	19,280	19,280,000
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2024	1,500	1,503,111
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2034	11,015	11,862,775
5.00%, 05/01/2035	1,000	1,071,352
Series 2019-E 5.00%, 05/01/2034	3,450	3,715,531
5.00%, 05/01/2035	3,275	3,508,679
5.00%, 05/01/2036	3,385	3,601,401
Series 2019-H 5.00%, 05/01/2027	5,500	5,789,767
Series 2020-E 5.00%, 05/01/2037	3,815	4,072,707
Series 2021-A 5.00%, 05/01/2036	1,950	2,115,765
Series 2022-C 2.583%, 05/01/2030	1,625	1,409,076
San Mateo County Community College District Series 2015-A 5.00%, 09/01/2045 (Pre-refunded/ETM)	5,000	5,230,759
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2023	4,000	4,001,856
5.00%, 07/15/2024	3,660	3,730,454
5.00%, 07/15/2025	5,790	6,001,620
5.00%, 07/15/2026	3,310	3,497,685
Santa Clara Valley Transportation Authority (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax) Series 2010 5.876%, 04/01/2032	2,000	2,090,341

	Principal Amount (000)	U.S. $ Value

Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	$1,000	$1,032,307
5.00%, 09/01/2030	1,365	1,403,651
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2030	1,030	1,050,281
Southwestern Community College District Series 2015 5.00%, 08/01/2023	3,250	3,254,172
5.00%, 08/01/2024	3,550	3,621,299
5.00%, 08/01/2025	3,870	4,031,488
State of California Series 2013 5.00%, 09/01/2028	8,890	8,912,519
Series 2014 5.00%, 12/01/2028	2,285	2,300,528
5.00%, 05/01/2029	5,295	5,379,773
Series 2015-B 5.00%, 09/01/2024	3,330	3,409,397
Series 2017 5.00%, 08/01/2024	5,540	5,662,473
Series 2019 5.00%, 04/01/2031	1,935	2,178,495
5.00%, 11/01/2031	1,310	1,461,298
5.00%, 04/01/2037	615	679,628
Series 2022 5.00%, 09/01/2036	7,780	9,079,455
5.00%, 04/01/2042	4,630	4,948,705
Series 2023 5.00%, 10/01/2042	2,625	2,989,893
6.00%, 03/01/2033	4,000	4,393,944
Stockton Unified School District Series 2016 5.00%, 08/01/2028	7,770	8,170,300
Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	3,205	3,378,251
BAM Series 2014 5.00%, 08/01/2028	5,760	5,866,511
5.00%, 08/01/2029	2,220	2,262,465
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 4.00%, 06/01/2034	1,000	1,027,739
4.00%, 06/01/2036	1,015	1,024,700
4.00%, 06/01/2038	1,210	1,204,583
4.00%, 06/01/2040	1,150	1,123,685
5.00%, 06/01/2026	1,360	1,432,005
5.00%, 06/01/2027	1,500	1,606,887
5.00%, 06/01/2028	1,220	1,327,018
5.00%, 06/01/2030	1,500	1,671,957
5.00%, 06/01/2032	1,300	1,451,348

	Principal Amount (000)	U.S. $ Value

Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2031	$500	$545,708
5.00%, 10/01/2032	450	489,809
5.00%, 10/01/2034	600	648,160
5.00%, 10/01/2035	600	643,472
5.00%, 10/01/2036	800	853,175
5.00%, 10/01/2037	700	740,852
5.00%, 10/01/2038	1,000	1,050,287
University of California Series 2014-A 5.00%, 05/15/2028	1,000	1,018,012
Series 2015-A 5.00%, 05/15/2024	2,280	2,322,242
Series 2017-A 5.00%, 05/15/2028	1,000	1,089,475
5.00%, 05/15/2029	3,000	3,270,943
5.00%, 05/15/2031	2,465	2,688,269
Series 2017-M 5.00%, 05/15/2031	4,000	4,356,147
Series 2018-O 4.00%, 05/15/2025	8,320	8,510,380
Series 2020-B 5.00%, 05/15/2034	7,000	8,093,451
5.00%, 05/15/2035	10,000	11,530,492
Series 2022-S 5.00%, 05/15/2033	2,000	2,392,788
Series 2023-B 4.693%, 05/15/2033	6,260	6,222,051
5.00%, 05/15/2028	3,000	3,342,506
5.00%, 05/15/2032	5,000	6,024,414
5.00%, 05/15/2033	3,180	3,879,155
5.00%, 05/15/2037	2,000	2,371,411
Victor Valley Union High School District Series 2013-B Zero Coupon, 08/01/2052 (Pre-refunded/ETM)	10,000	1,847,655

		898,940,214

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(a)	100	99,997
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	115,847
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	150	109,582
Zero Coupon, 10/01/2031	185	129,130
Zero Coupon, 10/01/2032	100	66,696
Zero Coupon, 10/01/2033	250	158,909
Zero Coupon, 10/01/2034	270	162,474

	Principal Amount (000)	U.S. $ Value

New River Community Development District Series 2006-B 5.00%, 05/01/2013(d) (e) (f) (g)	$405	$0

		842,635

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2032	460	492,407
5.00%, 01/01/2035	250	266,011
5.00%, 01/01/2036	1,590	1,686,097

		2,444,515

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	625	549,732
3.489%, 10/01/2031	500	411,180
Series 2023 5.00%, 10/01/2028(c)	1,080	1,094,280
5.125%, 10/01/2034(c)	140	141,322
5.375%, 10/01/2040(c)	275	270,962
Guam Department of Education (Guam Department of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,483,620
5.00%, 02/01/2040	1,090	1,085,429
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	3,000	2,968,143
Guam Power Authority Series 2022-A 5.00%, 10/01/2028	3,000	3,174,344
Territory of Guam Series 2019 5.00%, 11/15/2031	495	510,727
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,029,669
5.00%, 12/01/2029	455	468,233
5.00%, 12/01/2030	730	751,018
5.00%, 12/01/2032	675	693,754
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023	1,365	1,367,618
5.00%, 11/15/2025	1,140	1,155,415
5.00%, 11/15/2031	2,735	2,779,344
Series 2021-F 5.00%, 01/01/2031	1,000	1,049,360
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	350	363,816
5.00%, 11/01/2028	455	477,235
5.00%, 11/01/2029	500	528,325
5.00%, 11/01/2030	320	338,768

		22,692,294

	Principal Amount (000)	U.S. $ Value

Illinois – 0.8%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	$100	$99,927
5.00%, 09/01/2027	100	99,734
5.00%, 09/01/2029	100	99,732
5.00%, 09/01/2032	100	98,837
5.00%, 09/01/2033	200	196,861
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2026	3,250	3,370,012
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.00%, 01/01/2026	4,450	4,120,114

		8,085,217

Kentucky – 0.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026	230	236,076
5.00%, 02/01/2027	260	270,537
5.00%, 02/01/2030	160	172,391
5.00%, 02/01/2031	200	211,289
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,588,765

		4,479,058

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	185	189,469
6.10%, 06/01/2038(a)	270	291,067
6.10%, 12/01/2040(a)	355	382,700

		863,236

Michigan – 0.2%
City of Detroit MI Series 2018 5.00%, 04/01/2031	1,745	1,793,511

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	175	177,373
5.75%, 03/01/2027	150	153,325

		330,698

	Principal Amount (000)	U.S. $ Value

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$510	$474,751

New Jersey – 1.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,475,194
5.00%, 06/15/2029	6,660	6,972,355
Series 2018-A 5.00%, 06/15/2028	2,710	2,837,108
5.00%, 06/15/2029	1,290	1,350,501
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	1,000	1,026,633
5.00%, 06/01/2026	1,000	1,043,340
5.00%, 06/01/2028	1,000	1,072,357

		15,777,488

New York – 1.2%
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2026	2,065	2,153,981
Series 2017-C 5.00%, 11/15/2026	2,960	3,087,546
Series 2020-E 5.00%, 11/15/2027	3,750	3,964,560
5.00%, 11/15/2028	3,500	3,745,179
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	220	217,362

		13,168,628

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2036	1,175	1,254,075

Pennsylvania – 0.1%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2033(a)	1,000	1,018,843

Puerto Rico – 1.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	390	373,436
Zero Coupon, 07/01/2033	1,680	1,027,117
5.25%, 07/01/2023	350	349,990
5.625%, 07/01/2029	525	562,241
5.75%, 07/01/2031	220	240,287
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	150	154,093

	Principal Amount (000)	U.S. $ Value

HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2041	$740	$744,631
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	2,690	2,765,004
5.00%, 07/01/2035(a)	1,735	1,755,386
Series 2022-A 5.00%, 07/01/2037(a)	250	251,257
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2027	1,720	1,723,050
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032	970	617,017
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	556	534,022

		11,097,531

South Carolina – 0.5%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	5,000	5,000,518

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	3,205	3,120,201
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	995	1,036,785

		4,156,986

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	887,782

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	195	194,877
5.00%, 10/01/2025(a)	730	729,791
5.00%, 10/01/2026(a)	770	771,537
5.00%, 10/01/2027(a)	805	809,210
5.00%, 10/01/2028(a)	700	706,043
5.00%, 10/01/2029(a)	320	323,564

		3,535,022

Total Long-Term Municipal Bonds (cost $1,044,919,295)		1,016,199,441

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 1.4%
California – 1.4%
Bay Area Toll Authority Series 2017-G 2.80%, 04/01/2047(h)	$6,375	$6,375,000
Series 2019 2.49%, 04/01/2053(h)	2,810	2,810,000
California Health Facilities Financing Authority (Scripps Health Obligated Group) Series 2001-A 2.30%, 10/01/2023(h)	800	800,000
Orange County Water District Series 2021-A 2.85%, 08/01/2042(h)	5,120	5,120,000

Total Short-Term Municipal Notes (cost $15,105,000)		15,105,000

Total Municipal Obligations (cost $1,060,024,295)		1,031,304,441

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.2%
Agency CMBS – 3.2%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	10,896	10,699,612
Series 2021-1, Class A 3.50%, 11/20/2035	9,667	9,044,838
Series 2021-2, Class A 3.75%, 03/25/2035	7,837	7,616,371
Series 2021-2, Class X 0.823%, 03/25/2035(i)	3,918	201,177
Series 2021-3, Class A 3.25%, 08/20/2036	1,952	1,776,796
Series 2021-3, Class X 0.76%, 08/20/2036(i)	3,318	180,170
City of Fort Wayne IN 10.75%, 12/01/2029(e) (j)	25	18,849
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,892	3,745,386
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	986	862,046
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(i)	2,662	150,369

Total Commercial Mortgage-Backed Securities (cost $40,908,618)		34,295,614

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.3%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	$2,000	$1,983,405
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	821	818,855

Total Asset-Backed Securities (cost $2,821,030)		2,802,260

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(k) (cost $2,426,325)	2,346	2,172,982

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2023(b)	83	83,973
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.05% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	56	56,158
Series 2014-C04, Class 1M2 10.05% (LIBOR 1 Month + 4.90%), 11/25/2024(b)	50	51,789
Series 2015-C02, Class 1M2 9.15% (LIBOR 1 Month + 4.00%), 05/25/2025(b)	30	30,918
Series 2015-C03, Class 1M2 10.15% (LIBOR 1 Month + 5.00%), 07/25/2025(b)	30	31,044
Series 2016-C01, Class 1M2 11.90% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	87	93,194
Series 2016-C02, Class 1M2 11.15% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	42	43,871
Series 2016-C03, Class 1M2 10.45% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	77	81,622

Total Collateralized Mortgage Obligations (cost $455,860)		472,569

U.S. $ Value

Total Investments – 100.9% (cost $1,106,636,128)(l)	$1,071,047,866
Other assets less liabilities – (0.9)%	(9,514,115)

Net Assets – 100.0%	$1,061,533,751

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,605	01/15/2025	2.565%	CPI#	Maturity	$514,907	$—	$514,907
USD	3,100	01/15/2025	4.028%	CPI#	Maturity	99,793	—	99,793
USD	2,803	01/15/2025	2.613%	CPI#	Maturity	252,178	—	252,178
USD	2,802	01/15/2025	2.585%	CPI#	Maturity	255,169	—	255,169
USD	12,110	01/15/2026	CPI#	3.720%	Maturity	(371,330)	—	(371,330)
USD	8,400	01/15/2027	CPI#	3.320%	Maturity	(351,805)	—	(351,805)
USD	4,540	01/15/2027	CPI#	3.466%	Maturity	(149,575)	(7,900)	(141,675)
USD	15,980	01/15/2028	0.735%	CPI#	Maturity	3,367,842	—	3,367,842
USD	10,130	01/15/2029	CPI#	3.290%	Maturity	(289,856)	—	(289,856)
USD	8,210	01/15/2029	CPI#	3.735%	Maturity	66,832	—	66,832
USD	4,115	01/15/2030	1.572%	CPI#	Maturity	689,219	—	689,219
USD	4,115	01/15/2030	1.587%	CPI#	Maturity	683,632	—	683,632
USD	4,900	01/15/2031	2.782%	CPI#	Maturity	320,296	—	320,296
USD	4,500	01/15/2031	2.680%	CPI#	Maturity	338,705	—	338,705
USD	3,950	01/15/2031	2.989%	CPI#	Maturity	177,942	—	177,942
USD	4,300	01/15/2032	CPI#	3.064%	Maturity	(138,907)	—	(138,907)
USD	4,180	04/15/2032	CPI#	2.909%	Maturity	(189,546)	—	(189,546)

						$5,275,496	$(7,900)	$5,283,396

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	16,800	01/15/2027	1 Day SOFR	4.217%	Annual	$(33,613)	$—	$(33,613)
USD	13,000	04/20/2028	1 Day SOFR	3.242%	Annual	(438,631)	—	(438,631)
USD	18,800	04/30/2030	1 Day SOFR	3.075%	Annual	(769,582)	—	(769,582)
USD	16,000	04/30/2030	1 Day SOFR	3.715%	Annual	—	—	—
USD	10,700	04/30/2030	1 Day SOFR	3.500%	Annual	(147,401)	—	(147,401)
USD	9,700	04/30/2030	1 Day SOFR	3.369%	Annual	(220,303)	—	(220,303)
USD	34,000	04/15/2032	2.525%	1 Day SOFR	Annual	2,918,705	—	2,918,705
USD	28,000	04/15/2032	3.120%	1 Day SOFR	Annual	1,131,927	—	1,131,927

						$2,441,102	$—	$2,441,102

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	69	$(14,886)	$(6,322)	$(8,564)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	797	(172,111)	(96,018)	(76,093)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1	(123)	(65)	(58)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	38	(8,119)	(3,480)	(4,639)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	470	(101,496)	(43,559)	(57,937)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	708	(152,796)	(63,891)	(88,905)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	613	(132,374)	(53,726)	(78,648)

						$(581,905)	$(267,061)	$(314,844)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	$1,408,086	$—	$1,408,086

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $107,446,424 or 10.1% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(c)	When-Issued or delayed delivery security.
(d)	Fair valued by the Adviser.

(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	IO - Interest Only.
(j)	Defaulted.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(l)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,014,973 and gross unrealized depreciation of investments was $(42,739,447), resulting in net unrealized depreciation of $(26,724,474).

As of June 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,016,199,441	$0	(a)	$1,016,199,441
Short-Term Municipal Notes	—	15,105,000	—		15,105,000
Commercial Mortgage-Backed Securities	—	34,295,614	—		34,295,614
Asset-Backed Securities	—	2,802,260	—		2,802,260
Governments - Treasuries	—	2,172,982	—		2,172,982
Collateralized Mortgage Obligations	—	472,569	—		472,569

Total Investments in Securities	—	1,071,047,866	0	(a)	1,071,047,866
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	6,766,515	—		6,766,515
Centrally Cleared Interest Rate Swaps	—	4,050,632	—		4,050,632
Interest Rate Swaps	—	1,408,086	—		1,408,086
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,491,019)	—		(1,491,019)
Centrally Cleared Interest Rate Swaps	—	(1,609,530)	—		(1,609,530)
Credit Default Swaps	—	(581,905)	—		(581,905)

Total	$—	$1,079,590,645	$0	(a)	$1,079,590,645

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.